Borrowings - Balances of long-term bank loan (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Outstanding loan	¥ 2,342,800	¥ 538,780
Current portion according to the repayment schedule	1,144,420	108,320
Long-term portion	1,198,380	430,460
Loan Agreement with Bank of Beijing, Maturity, March 2024
Borrowings
Outstanding loan	147,000	149,000
Current portion according to the repayment schedule	147,000	2,000
Long-term portion		147,000
Loan Agreement with Bank of Shanghai, Maturity, June 2025
Borrowings
Outstanding loan	126,660	172,980
Current portion according to the repayment schedule	46,320	46,320
Long-term portion	80,340	126,660
Loan Agreement with Hang Seng Bank, Maturity, June 2024
Borrowings
Outstanding loan	120,000	180,000
Current portion according to the repayment schedule	120,000	60,000
Long-term portion		120,000
Loan Agreement with China Construction Bank, Maturity, July 2029, One
Borrowings
Outstanding loan	6,800	6,800
Current portion according to the repayment schedule	340
Long-term portion	6,460	6,800
Loan Agreement with Industrial and Commercial Bank of China, Maturity, July 2029
Borrowings
Outstanding loan	10,200	10,200
Current portion according to the repayment schedule	510
Long-term portion	9,690	10,200
Loan Agreement with China Construction Bank, Maturity, July 2029, Two
Borrowings
Outstanding loan	19,800	19,800
Current portion according to the repayment schedule	990
Long-term portion	18,810	¥ 19,800
Loan Agreement with China Construction Bank, Maturity, July 2029, Three
Borrowings
Outstanding loan	313,400
Current portion according to the repayment schedule	15,670
Long-term portion	297,730
Loan Agreement with China Construction Bank, Maturity, July 2029, Four
Borrowings
Outstanding loan	499,800
Current portion according to the repayment schedule	24,990
Long-term portion	474,810
Loan Agreement with Bank of Beijing, Maturity, February 2025
Borrowings
Outstanding loan	127,500
Current portion according to the repayment schedule	30,000
Long-term portion	97,500
Loan Agreement with Bank of Shanghai, Maturity, April 2024
Borrowings
Outstanding loan	650,000
Current portion according to the repayment schedule	650,000
Loan Agreement with Bank of Shanghai, Maturity, September 2026
Borrowings
Outstanding loan	321,640
Current portion according to the repayment schedule	108,600
Long-term portion	¥ 213,040